Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 4,849,971	$ 4,774,948
Derivative financial instruments, undiscounted cash flows	(9,809)	31,656
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	61,967	97,413
Derivative financial instruments, undiscounted cash flows	112	4,847
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	74,778	171,097
Derivative financial instruments, undiscounted cash flows	(370)	948
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	376,538	386,687
Derivative financial instruments, undiscounted cash flows	(9,979)	17,332
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	3,456,091	2,687,103
Derivative financial instruments, undiscounted cash flows	428	8,210
Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	880,597	1,432,648
Derivative financial instruments, undiscounted cash flows		319
Trade accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	22,776	19,725
Trade accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	22,496	18,848
Trade accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	280	877
Amounts due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	196	26
Amounts due to related parties | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	196	26
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	83,585	94,620
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	24,802	37,471
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	36,358	31,797
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	22,425	25,352
Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	1,909	2,860
Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	226	1,458
Other non-current liabilities | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 1,683	$ 1,402
Loans | Floating interest rate
Financial Risk Management
Interest rate	7.48%	6.41%
Non-derivative financial liabilities, undiscounted cash flows	$ 3,766,753	$ 3,668,956
Loans | Floating interest rate | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	6,999	35,718
Loans | Floating interest rate | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	21,722	126,423
Loans | Floating interest rate | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	174,409	288,527
Loans | Floating interest rate | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	3,130,006	2,288,419
Loans | Floating interest rate | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	433,617	929,869
Bonds
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	520,808	579,505
Bonds | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	1,945	1,808
Bonds | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	114,948	26,819
Bonds | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	93,000	200,005
Bonds | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	310,915	350,873
Lease liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	453,944	409,256
Lease liabilities | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	7,474	5,350
Lease liabilities | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	14,473	10,192
Lease liabilities | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	64,756	45,989
Lease liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	232,859	197,221
Lease liabilities | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	134,382	150,504
Interest rate swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		37,602
Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		4,711
Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		18,398
Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		14,174
Interest rate swaps | Later than five years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		319
Cross currency swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows	(11,764)	(8,556)
Cross currency swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows	(602)	(363)
Cross currency swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows	(11,162)	(2,229)
Cross currency swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(5,964)
Forward foreign exchange contracts
Financial Risk Management
Derivative financial instruments, undiscounted cash flows	1,955	2,610
Forward foreign exchange contracts | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows	112	136
Forward foreign exchange contracts | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows	232	1,311
Forward foreign exchange contracts | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows	1,183	$ 1,163
Forward foreign exchange contracts | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows	$ 428